N-2	Jan. 01, 2023
Cover [Abstract]
Entity Central Index Key	0001290476
Amendment Flag	false
Securities Act File Number	0-50765
Document Type	8-K
Entity Registrant Name	VILLAGE BANK AND TRUST FINANCIAL CORP.
Entity Address, Address Line One	13319 Midlothian Turnpike
Entity Address, City or Town	Midlothian
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23113
City Area Code	804
Local Phone Number	897-3900
Entity Emerging Growth Company	false